Shareholders’ equity - Equity line instruments (Details) - BSAs			1 Months Ended	12 Months Ended
	Oct. 01, 2022 shares	Sep. 24, 2021	Sep. 30, 2019 criteria shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments lapsed (in shares)				0
Equity line agreement with Kepler Cheuvreux
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares issued (in shares)			730,000
Maximum period			24 months
Number of trading days | criteria			2
Maximum discount			7.00%
Extended period		12 months
Number of instruments lapsed (in shares)	300,000				300,000